UNITED STATES
SECURITIESAND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GOLUB CAPITAL BDC, INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) February 11, 2019

Commission File Number of securitizer: 025-00666

Central Index Key Number of securitizer: 0001476765

Joshua M. Levinson, (312) 205-5050

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ X ]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The duty of Golub Capital BDC, Inc. to file periodic reports pursuant to Rule 15Ga-1 has terminated, as the date of the last payment on the last asset-backed security outstanding that was issued by it or its affiliates was July 20, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLUB CAPITAL BDC, INC.

Date: February 11, 2019	By:	/s/ Joshua M. Levinson
	Name:	Joshua M. Levinson
	Title:	Chief Compliance Officer and Secretary